CHAPMAN AND CUTLER LLP
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Attorneys at Law - Focused on Finance(R)




                                January 26, 2010



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:           Advisors Disciplined Trust 460 (the "Fund")
                                  (CIK 1472905)
                   -------------------------------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), the depositor of the Fund, is the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund.

     The Fund consists of one unit investment trust, Global Gold Income Portfolio, Series 1 (the "Trust"), which will pursue a covered call option investment strategy similar to several other unit investment trusts offered by other sponsors in the past. See, e.g., FT 754 (File No. 333-108154), as filed on November 20, 2003; National Equity Trust Short-Term Low Five Covered Write Option Trust Series 8 (File No. 333-105359), as filed on June 11, 2003; and Equity Investor Fund Equity Participation Series--Low Five Portfolio Defined Asset Funds (File No. 333-05685), as filed on August 26, 1997. Specifically, the Trust will invest in a portfolio of gold-related common stocks of foreign and domestic companies and exchange-traded funds along with listed call options written on such securities. The Trust will invest the premiums realized on such options in U.S. Treasury obligations during the life of the Trust.

     We are requesting review of the Registration Statement because prior series of the Fund have not invested in a covered call option strategy. Accordingly, we request limited review of the disclosures related to the Trust's covered call option investment strategy. The Registration Statement has been prepared in substantial conformity with materials submitted on behalf of prior series of the Fund and disclosures related to the covered call option strategy have been prepared in substantial conformity with materials submitted on behalf of the unit investment trusts cited above, particularly those submitted on behalf of FT 754.

      Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.



NEW YORK             CHICAGO             SALT LAKE CITY             SAN FRANCISO


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     No notification of registration or registration statement under the
Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under File No. 811-21056 for Advisors Disciplined Trust are intended to apply to this series of the Fund.

     If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or the undersigned at (312) 845-3787.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ MARK J. KNEEDY
                                  ----------------------------
                                        Mark J. Kneedy


MJK/tdz
















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